Shareholders' Equity - Non-employee Equity Awards, Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Outstanding at beginning of year, Number	2,657,388
Granted, Number	26,260
Re-designated - net, Number	13,805
Exercised, Number	(1,048,811)
Forfeited or expired, Number	(120,168)
Outstanding at end of year, Number	1,500,864
Exercisable at end of year, Number	826,750
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 10.62
Granted, Weighted average exercise price | $ / shares	17.53
Exercised, Weighted average exercise price | $ / shares	9.29
Forfeited or expired, Weighted average exercise price | $ / shares	11.22
Outstanding at end of year, Weighted average exercise price | $ / shares	11.63
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 10.31
Outstanding at end of year, Weighted average remaining contractual term	3 years 11 months 1 day
Exercisable at end of year, Weighted average remaining contractual term	2 years 10 months 17 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 15,766
Exercisable at end of year, Aggregate intrinsic value | $	$ 9,774
Non Employee [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Outstanding at beginning of year, Number	55,080
Granted, Number	3,800
Re-designated - net, Number	13,805
Exercised, Number	(22,987)
Forfeited or expired, Number	(1,750)
Outstanding at end of year, Number	47,948
Exercisable at end of year, Number	21,116
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 11.18
Granted, Weighted average exercise price | $ / shares	17.87
Exercised, Weighted average exercise price | $ / shares	10.20
Forfeited or expired, Weighted average exercise price | $ / shares	11.19
Outstanding at end of year, Weighted average exercise price | $ / shares	12.00
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 10.97
Outstanding at end of year, Weighted average remaining contractual term	3 years 9 months 11 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 1 month 17 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 486
Exercisable at end of year, Aggregate intrinsic value | $	$ 236